OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER CURRENT LIABILITIES [Abstract]
Other Current Liabilities
All figures in USD ‘000	2024	2023
Accrued Expenses	3,840	5,293
Other Liabilities	344	648
Tax deductions payable	2,789	324
Accrued holiday pay	599	644
Total as of December 31,	7,572	6,909